Leases - Summary of Future Minimum Payments of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Leases [Abstract]
2023	$ 706
2024	1,033	$ 1,007
2025	69	138
2026	0	69
2027	0	0
2027		0
Thereafter	0	0
Total lease payments	1,808	1,214
Less: interest	(82)	(53)
Plus: FX gain/loss	26	26
Present value of lease liabilities	$ 1,752	$ 1,187	$ 1,593